Convertible Note Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Note 7. Convertible Note Payable

Convertible notes payable consist of the following at September 30, 2016 and December 31, 2015, respectively:

	September 30,	December 31,
	2016	2015

On May 27, 2016, the Company received net proceeds of $85,000 in exchange for a 10% interest bearing; unsecured convertible promissory note with a face value of $105,000 (“Sixth Redwood Note”), which matures on February 27, 2017. The principal and interest is convertible into shares of common stock at the discretion of the note holder at a price equal to the greater of (i) 60% of the lowest traded price over the 15 days prior to conversion or (ii) a fixed $0.00005 per share. The note carries liquidated damages of $1,000 per day for failure to provide certificates, and compensation for Buy-In on failure to timely deliver certificates. Principal and interest is due upon default at 50% of the lowest traded price over the previous fifteen (15) days, and an additional interest rate equal to the lesser of 2% per month (24% per annum) or the maximum rate per applicable law. A total of $98,380 of principal was converted into an aggregate of 16,900,000 shares of common stock at various dates between July 13, 2016 and July 29, 2016.	$6,620	$-

On March 11, 2016, the Company received net proceeds of $90,000 in exchange for a 10% interest bearing; unsecured convertible promissory note with a face value of $105,000 (“Fifth Redwood Note”), which matures on December 11, 2016. The principal and interest is convertible into shares of common stock at the discretion of the note holder at a price equal to the greater of (i) 60% of the lowest traded price over the 15 days prior to conversion or (ii) a fixed $0.00005 per share. The note carries liquidated damages of $1,000 per day for failure to provide certificates, and compensation for Buy-In on failure to timely deliver certificates. Principal and interest is due upon default at 50% of the lowest traded price over the previous fifteen (15) days, and an additional interest rate equal to the lesser of 2% per month (24% per annum) or the maximum rate per applicable law.	105,000	-

On March 7, 2016, the Company received net proceeds of $67,500 in exchange for a 10% interest bearing; unsecured convertible promissory note with a face value of $78,750 (“Fourth Redwood Note”), which matures on December 7, 2016. The principal and interest is convertible into shares of common stock at the discretion of the note holder at a price equal to the greater of (i) 60% of the lowest traded price over the 15 days prior to conversion or (ii) a fixed $0.00005 per share. The note carries liquidated damages of $1,000 per day for failure to provide certificates, and compensation for Buy-In on failure to timely deliver certificates. Principal and interest is due upon default at 50% of the lowest traded price over the previous fifteen (15) days, and an additional interest rate equal to the lesser of 2% per month (24% per annum) or the maximum rate per applicable law.	78,750	-

On February 24, 2016, the Company received net proceeds of $67,500 in exchange for a 10% interest bearing; unsecured convertible promissory note dated February 22, 2016 with a face value of $78,750 (“Third Redwood Note”), which matures on November 22, 2016. The principal and interest is convertible into shares of common stock at the discretion of the note holder at a price equal to the greater of (i) 60% of the lowest traded price over the 15 days prior to conversion or (ii) a fixed $0.00005 per share. The note carries liquidated damages of $1,000 per day for failure to provide certificates, and compensation for Buy-In on failure to timely deliver certificates. Principal and interest is due upon default at 50% of the lowest traded price over the previous fifteen (15) days, and an additional interest rate equal to the lesser of 2% per month (24% per annum) or the maximum rate per applicable law. On August 26, 2016, a total of $39,200 of principal was converted into an 8,000,000 shares of common stock.	39,550	-

On January 8, 2016, the Company received net proceeds of $107,500 in exchange for a 10% interest bearing; unsecured convertible promissory note with a face value of $131,250 (“Second Redwood Note”), which matures on October 8, 2016. The principal and interest is convertible into shares of common stock at the discretion of the note holder at a price equal to the greater of (i) 60% of the lowest traded price over the 15 days prior to conversion or (ii) a fixed $0.00005 per share. The note carries liquidated damages of $1,000 per day for failure to provide certificates, and compensation for Buy-In on failure to timely deliver certificates. Principal and interest is due upon default at 50% of the lowest traded price over the previous fifteen (15) days, and an additional interest rate equal to the lesser of 2% per month (24% per annum) or the maximum rate per applicable law. A total of $131,250 of principal was converted into an aggregate of 23,360,868 shares of common stock at various dates between July 11, 2016 and August 1, 2016.	-	-

On December 28, 2015, the Company received net proceeds of $130,000 in exchange for a 10% interest bearing; unsecured convertible promissory note dated December 28, 2015 with a face value of $157,500 (“First Redwood Note”), which matures on September 28, 2016. The principal and interest is convertible into shares of common stock at the discretion of the note holder at a price equal to the greater of (i) 60% of the lowest traded price over the 15 days prior to conversion or (ii) a fixed $0.00005 per share. The note carries liquidated damages of $1,000 per day for failure to provide certificates, and compensation for Buy-In on failure to timely deliver certificates. Principal and interest is due upon default at 50% of the lowest traded price over the previous fifteen (15) days, and an additional interest rate equal to the lesser of 2% per month (24% per annum) or the maximum rate per applicable law. A total of $157,500 of principal was converted into an aggregate of 27,230,321 shares of common stock at various dates between April 6, 2016 and July 6, 2016.	-	157,500

On December 15, 2015, the Company received net proceeds of $25,000 in exchange for a non-interest bearing, unsecured convertible promissory note with a face value of $27,500 (“Second JMJ Note”), which matures on December 15, 2016, as part of a larger financing agreement that enables the Company to draw total proceeds of $250,000 at the discretion of the lender. The principal and interest was convertible into shares of common stock at the discretion of the note holder at a price equal to the greater of sixty percent (60%) of the lowest trading price of the Company’s common stock over the twenty five (25) trading days prior to the conversion request date, or a fixed rate of $0.00005 per share, as amended within the original promissory note on September 8, 2015 (In the case that conversion shares are not deliverable by DWAC an additional 10% discount will apply; and if the shares are ineligible for deposit into the DTC system and only eligible for Xclearing deposit an additional 5% discount shall apply; in the case of both an additional cumulative 15% discount shall apply). The note carries a one-time twelve percent (12%) of principal interest charge in the event of default, and the debt holder is limited to owning 4.99% of the Company’s issued and outstanding shares. The promissory note carried a $2,500 Original Issue Discount that was being amortized over the life of the loan on the straight line method, which approximates the effective interest method. The Company reserved at least 24 million shares of common stock for potential conversions. The note was paid in full on March 4, 2016 out of the proceeds from the Redwood Notes.	-	27,500

On September 21, 2015, the Company received net proceeds of $45,000 in exchange for an 8% interest bearing; unsecured convertible promissory note dated September 3, 2015 with a face value of $48,000 (“First Vis Vires Note”), which matures on June 8, 2016. The principal and interest was convertible into shares of common stock at the discretion of the note holder at a price equal to the greater of fifty eight percent (58%) of the average of the three (3) lowest closing bid prices over the 10 days prior to conversion, or a fixed rate of $0.00001 per share. The note included various prepayment penalties ranging from 112% through 130%, and default provisions of 150% of the then outstanding principal and interest, and an interest rate of 22% thereafter. The debt holder was limited to owning 4.99% of the Company’s issued and outstanding shares. The Company must at all times reserve at least 20,250,000 shares of common stock for potential conversions. The note was paid in full on January 19, 2016 out of the proceeds from the Redwood Notes.	-	48,000

On September 2, 2015, the Company received net proceeds of $50,000 in exchange for a non-interest bearing, unsecured convertible promissory note with a face value of $55,000 (“First JMJ Note”), which matures on September 1, 2016, as part of a larger financing agreement that enables the Company to draw total proceeds of $250,000 at the discretion of the lender. The principal and interest is convertible into shares of common stock at the discretion of the note holder at a price equal to the greater of sixty percent (60%) of the lowest trading price of the Company’s common stock over the twenty five (25) trading days prior to the conversion request date, or a fixed rate of $0.00005 per share, as amended within the original promissory note on September 8, 2015 (In the case that conversion shares are not deliverable by DWAC an additional 10% discount will apply; and if the shares are ineligible for deposit into the DTC system and only eligible for Xclearing deposit an additional 5% discount shall apply; in the case of both an additional cumulative 15% discount shall apply). The note carries a one-time twelve percent (12%) of principal interest charge in the event of default, and the debt holder is limited to owning 4.99% of the Company’s issued and outstanding shares. The promissory note carries a $5,000 Original Issue Discount that is being amortized over the life of the loan on the straight line method, which approximates the effective interest method. The Company reserved at least 24 million shares of common stock for potential conversions. A total of $62,222, consisting of $55,000 of principal and $7,222 of interest, was converted into an aggregate of 12,359,944 shares of common stock at various dates between March 2, 2016 and April 19, 2016.	-	55,000

Total convertible notes payable	229,920	288,000
Less unamortized debt discounts:
Discounts on beneficial conversion feature	36,964	210,230
Original issue discounts	2,770	13,164
Loan origination discounts	5,716	21,951
Convertible notes payable	184,470	42,655
Less: current portion	184,470	42,655
Convertible notes payable, less current portion	$-	$-

The Company recognized interest expense for the nine months ended September 30, 2016 and 2015, respectively, as follows:

	September 30,	September 30,
	2016	2015

Interest on convertible notes	$43,159	$12,194
Interest on related party loans	1,800	-
Amortization of beneficial conversion feature	537,486	74,988
Amortization of OID	34,144	11,243
Amortization of loan origination costs	73,735	7,688
Amortization of warrants	-	32,973
Total interest expense	$690,324	$139,086

In addition, the Company recognized and measured the embedded beneficial conversion feature present in the convertible debts by allocating a portion of the proceeds equal to the intrinsic value of the feature to additional paid-in-capital. The intrinsic value of the feature was calculated on the commitment date using the effective conversion price of the convertible debt. This intrinsic value is limited to the portion of the proceeds allocated to the convertible debt.

The aforementioned accounting treatment resulted in debt discounts equal to $445,470 and $346,798 during the nine months ended September 30, 2016 and the year ended December 31, 2015, respectively. The discount, consisting of Beneficial Conversion Feature Discounts of $364,220 and $297,011, Original Issue Discounts of $23,750 and $21,037 and Loan Origination Cost Discounts of $57,500 and $28,750 during the nine months ended September 30, 2016 and the year ended December 31, 2015, respectively, is amortized on a straight line basis from the dates of issuance until the earlier of the stated redemption date of the debts, as noted above or the actual settlement date. During the nine months ended September 30, 2016 and 2015, the Company recorded debt amortization expense in the amount of $645,365 and $119,204, respectively, attributed to the aforementioned debt discounts.

The convertible notes, consisting of total original face values of $656,250 from Redwood Fund III Ltd. on the six aggregate notes, $48,000 from Vis Vires Group, Inc., $27,500 and $55,000 from JMJ Financial, $44,100 from Adar Bays, LLC, $82,687 from LG Capital Funding, LLC, and $86,500 from Typenex Co-Investment, LLC that created the beneficial conversion features carried a default provision that placed a “maximum share amount” on the note holder that can be owned as a result of the conversions to common stock by the note holder of 4.99% of the issued and outstanding shares of the Company.

Redwood Convertible Notes (Six)

On December 28, 2015, we entered into and received proceeds from a Securities Purchase Agreement with Redwood Management, LLC, pursuant to which we agreed to sell, and Redwood agreed to purchase, One Million Six Hundred Thousand Dollars ($1,600,000) in 10% Convertible Promissory Notes. On February 26, 2016, and again on March 7, 2016, the Securities Purchase Agreement was amended, and the total amount of funding to which Redwood is obligated was reduced to $525,000. The Notes have an original issue discount of five percent (5%). The first note was issued on December 28, 2015 in the face amount of One Hundred Fifty Seven Thousand Five Hundred Dollars ($157,500), to Redwood Management, LLC. The second note was issued on January 8, 2016, in the face amount of One Hundred Thirty One Thousand Two Hundred Fifty Dollars ($131,250), to Redwood Fund III Ltd. The third note was issued on February 22, 2016, in the face amount of Seventy Eight Thousand Seven Hundred Fifty Dollars ($78,750), to Redwood Management, LLC. The fourth note was issued on March 7, 2016, in the face amount of Seventy Eight Thousand Seven Hundred Fifty Dollars ($78,750), to Redwood Management, LLC. The fifth note was issued on March 11, 2016, in the face amount of One Hundred Five Thousand Dollars ($105,000). The sixth and final note was issued on May 27, 2016, in the face amount of One Hundred Five Thousand Dollars ($105,000). The maturity date of each note is nine (9) months after its issuance. Each note will be convertible after ninety (90) days into our common stock at a conversion price equal to 60% of the lowest traded price of the Common Stock in the fifteen (15) Trading Days prior to the Conversion Date. The notes can be prepaid by us at any time upon ten (10) days written notice to Redwood for a cash amount equal to the sum of the then outstanding principal amount of the note and interest multiplied by 130%.

The shares of common stock issuable upon conversion of the Redwood Notes are restricted securities as defined in Rule 144 promulgated under the Securities Act of 1933. The issuance of the Redwood Notes were exempt from the registration requirements of the Securities Act of 1933 pursuant to Rule 506 of Regulation D promulgated thereunder. The purchaser was an accredited and sophisticated investor, familiar with our operations, and there was no solicitation.

The Company evaluated the Redwood Notes and determined that the shares issuable pursuant to the conversion option were determinate due to the Fixed Conversion Price and, as such, did not constitute a derivative liability. The aggregate beneficial conversion feature discounts resulting from the beneficial conversion prices are as follows:

	BCF on Redwood Management, LLC Convertible Notes
	First	Second	Third	Fourth	Fifth	Sixth
Market price upon origination	$0.04350	$0.03000	$0.02750	$0.01970	$0.01600	$0.02400
Conversion price below market	$0.03810	$0.01440	$0.01904	$0.00896	$0.00580	$0.00624
BCF discount	$130,000	$99,231	$67,500	$56,313	$51,176	$90,000

An aggregate of $455,838 and $-0- was amortized on the six Redwood notes during the nine months ended September 30, 2016 and 2015, respectively.

Second JMJ Financial Convertible Note

On December 15, 2015, we entered into a Securities Purchase Agreement with JMJ Financial, pursuant to which we sold to JMJ Financial a 12% Convertible Promissory Note (“Second JMJ Note”) in the original principal amount of $27,500. The Second JMJ Note has a maturity date of December 15, 2016, and is convertible after 180 days into our common stock at the higher of (i) $0.00005 cents per share or (ii) sixty percent (60%) of the lowest trading price of the Company’s common stock over the twenty five (25) trading days prior to receipt of a conversion notice.

The shares of common stock issuable upon conversion of the Second JMJ Note are restricted securities as defined in Rule 144 promulgated under the Securities Act of 1933. The issuance of the Second JMJ Note was exempt from the registration requirements of the Securities Act of 1933 pursuant to Rule 506 of Regulation D promulgated thereunder. The purchaser was an accredited and sophisticated investor, familiar with our operations, and there was no solicitation.

The Company evaluated the Second JMJ Note and determined that the shares issuable pursuant to the conversion option were determinate due to the Fixed Conversion Price and, as such, did not constitute a derivative liability. The beneficial conversion feature discount resulting from the conversion price of $0.03262 below the market price on December 15, 2015 of $0.034 provided a value of $25,000, of which $23,904 and $-0- was amortized during the nine months ended September 30, 2016 and 2015, respectively.

Vis Vires Group, Inc. Convertible Note

On September 21, 2015, we received proceeds from a Securities Purchase Agreement we entered into on September 3, 2015 with VIS Vires Group, Inc., pursuant to which we sold to VIS Vires an 8% Convertible Promissory Note (“First VIS Vires Note”) in the original principal amount of $48,000. The First VIS Vires Note has a maturity date of June 8, 2016, and is convertible after 180 days into our common stock at the higher of (i) $0.00001 cents per share or (ii) fifty eight percent (58%) of the average of the three (3) lowest closing bid prices over the 10 days prior to receipt of a conversion notice.

The shares of common stock issuable upon conversion of the First Vis Vires Note are restricted securities as defined in Rule 144 promulgated under the Securities Act of 1933. The issuance of the First Vis Vires Note was exempt from the registration requirements of the Securities Act of 1933 pursuant to Rule 506 of Regulation D promulgated thereunder. The purchaser was an accredited and sophisticated investor, familiar with our operations, and there was no solicitation.

The Company evaluated the First Vis Vires Note and determined that the shares issuable pursuant to the conversion option were determinate due to the Fixed Conversion Price and, as such, did not constitute a derivative liability. The beneficial conversion feature discount resulting from the conversion price of $0.00747 below the market price on September 21, 2015 of $0.016 provided a value of $39,448, of which $24,183 and $1,360 was amortized during the nine months ended September 30, 2016 and 2015, respectively.

First JMJ Financial Convertible Note

On September 2, 2015, we entered into a Securities Purchase Agreement with JMJ Financial, pursuant to which we sold to JMJ Financial a 12% Convertible Promissory Note (“First JMJ Note”) in the original principal amount of $55,000. The First JMJ Note has a maturity date of September 1, 2016, and is convertible after 180 days into our common stock at the higher of (i) $0.00005 cents per share or (ii) sixty percent (60%) of the lowest trading price of the Company’s common stock over the twenty five (25) trading days prior to receipt of a conversion notice.

The shares of common stock issuable upon conversion of the First JMJ Note are restricted securities as defined in Rule 144 promulgated under the Securities Act of 1933. The issuance of the First JMJ Note was exempt from the registration requirements of the Securities Act of 1933 pursuant to Rule 506 of Regulation D promulgated thereunder. The purchaser was an accredited and sophisticated investor, familiar with our operations, and there was no solicitation.

The Company evaluated the First JMJ Note and determined that the shares issuable pursuant to the conversion option were determinate due to the Fixed Conversion Price and, as such, did not constitute a derivative liability. The beneficial conversion feature discount resulting from the conversion price of $0.0194 below the market price on September 2, 2015 of $0.032 provided a value of $50,000, of which $33,561 and $3,836 was amortized during the nine months ended September 30, 2016 and 2015, respectively.

Adar Bays, LLC Convertible Note

On February 24, 2015, we entered into a Securities Purchase Agreement with Adar Bays, LLC, pursuant to which we sold to Adar Bays an 8% Convertible Promissory Note (“First Adar Bays Note”) in the original principal amount of $44,100. The First Adar Bays Note has a maturity date of February 24, 2016, and is convertible after 180 days into our common stock at the higher of (i) $0.001 cents per share or (ii) 70% of the average of the two (2) lowest closing prices of our common stock for the fifteen (15) trading days prior to receipt of a conversion notice.

The shares of common stock issuable upon conversion of the First Adar Bays Note are restricted securities as defined in Rule 144 promulgated under the Securities Act of 1933. The issuance of the First Adar Bays Note was exempt from the registration requirements of the Securities Act of 1933 pursuant to Rule 506 of Regulation D promulgated thereunder. The purchaser was an accredited and sophisticated investor, familiar with our operations, and there was no solicitation.

The Company evaluated the First Adar Bays Note and determined that the shares issuable pursuant to the conversion option were determinate due to the Fixed Conversion Price and, as such, did not constitute a derivative liability. The beneficial conversion feature discount resulting from the conversion price of $0.0473 below the market price on February 24, 2015 of $0.14 provided a value of $20,420, of which $-0- and $13,501 was amortized during the nine months ended September 30, 2016 and 2015, respectively.

LG Capital Funding, LLC Convertible Note

On January 30, 2015, we entered into a Securities Purchase Agreement with LG Capital Funding, LLC, pursuant to which we sold to LG Capital an 8% Convertible Promissory Note (“Second LG Capital Note”) in the original principal amount of $82,687. The Second LG Capital Note has a maturity date of January 29, 2016, and is convertible after 180 days into our common stock at the higher of (i) $0.001 cents per share or (ii) 70% of the average of the two (2) lowest closing prices of our common stock for the fifteen (15) trading days prior to receipt of a conversion notice.

The shares of common stock issuable upon conversion of the Second LG Capital Note are restricted securities as defined in Rule 144 promulgated under the Securities Act of 1933. The issuance of the Second LG Capital Note was exempt from the registration requirements of the Securities Act of 1933 pursuant to Rule 506 of Regulation D promulgated thereunder. The purchaser was an accredited and sophisticated investor, familiar with our operations, and there was no solicitation.

The Company evaluated the Second LG Capital Note and determined that the shares issuable pursuant to the conversion option were determinate due to the Fixed Conversion Price and, as such, did not constitute a derivative liability. The beneficial conversion feature discount resulting from the conversion price of $0.042 below the market price on January 30, 2015 of $0.14 provided a value of $32,143, of which $-0- and $24,154 was amortized during the nine months ended September 30, 2016 and 2015, respectively.

Typenex Co-Investment, LLC Convertible Note

On November 25, 2014, we entered into a Securities Purchase Agreement with Typenex Co-Investment, LLC, pursuant to which we sold to Typenex a 10% Convertible Promissory Note (“First Typenex Note”) in the original principal amount of $86,500. The First Typenex Note has a maturity date of August 25, 2015, and is convertible into our common stock at the lesser of (i) $0.18 per share, or (ii) 70% (the “Conversion Factor”) multiplied by the Market Price (as defined in the Note). If the Market Price of our common stock falls below $0.10 per share after the issuance of the Note, the Conversion Factor will automatically be reduced by 5% for all conversions completed while the Market Price is below $0.10 per share. Notwithstanding the foregoing, so long as no Event of Default has occurred, the Conversion Price shall be not less than $0.0001 (the “Conversion Floor”). For the avoidance of doubt, upon the occurrence of an Event of Default, the Conversion Floor shall not apply to any future Conversions and shall be of no further force or effect.

The shares of common stock issuable upon conversion of the First Typenex Note are restricted securities as defined in Rule 144 promulgated under the Securities Act of 1933. The issuance of the First Typenex Note is exempt from the registration requirements of the Securities Act of 1933 pursuant to Rule 506 of Regulation D promulgated thereunder. The purchaser was an accredited and sophisticated investor, familiar with our operations, and there was no solicitation.

The Company evaluated the First Typenex Note and determined that the shares issuable pursuant to the conversion option were determinate due to the Fixed Conversion Price and, as such, does not constitute a derivative liability. The beneficial conversion feature discount resulting from the conversion price of $0.1019 below the market price on November 25, 2014 of $0.225 provided a value of $37,019, of which $-0- and $32,137 was amortized during the nine months ended September 30, 2016 and 2015, respectively.

Convertible notes payable consist of the following at December 31, 2015 and 2014, respectively:

	December 31,	December 31,
	2015	2014

On December 28, 2015, the Company received net proceeds of $130,000 in exchange for a 10% interest bearing; unsecured convertible promissory note dated December 28, 2015 with a face value of $157,500 ("First Redwood Note"), which matures on September 28, 2016. The principal and interest is convertible into shares of common stock at the discretion of the note holder at a price equal to the greater of (i) 60% of the lowest traded price over the 15 days prior to conversion or (ii) a fixed $0.00005 per share. The note carries liquidated damages of $1,000 per day for failure to provide certificates, and compensation for Buy-In on failure to timely deliver certificates. Principal and interest is due upon default at 50% of the lowest traded price over the previous fifteen (15) days, and an additional interest rate equal to the lesser of 2% per month (24% per annum) or the maximum rate per applicable law.	$157,500	$-

On December 15, 2015, the Company received net proceeds of $25,000 in exchange for a non-interest bearing, unsecured convertible promissory note with a face value of $27,500 ("Second JMJ Note"), which matures on December 15, 2016, as part of a larger financing agreement that enables the Company to draw total proceeds of $250,000 at the discretion of the lender. The principal and interest is convertible into shares of common stock at the discretion of the note holder at a price equal to the greater of sixty percent (60%) of the lowest trading price of the Company's common stock over the twenty five (25) trading days prior to the conversion request date, or a fixed rate of $0.00005 per share, as amended within the original promissory note on September 8, 2015 (In the case that conversion shares are not deliverable by DWAC an additional 10% discount will apply; and if the shares are ineligible for deposit into the DTC system and only eligible for Xclearing deposit an additional 5% discount shall apply; in the case of both an additional cumulative 15% discount shall apply). The note carries a one-time twelve percent (12%) of principal interest charge in the event of default, and the debt holder is limited to owning 4.99% of the Company's issued and outstanding shares. The promissory note carries a $2,500 Original Issue Discount that is being amortized over the life of the loan on the straight line method, which approximates the effective interest method. The Company reserved at least 24 million shares of common stock for potential conversions.	27,500	-

On September 21, 2015, the Company received net proceeds of $45,000 in exchange for an 8% interest bearing; unsecured convertible promissory note dated September 3, 2015 with a face value of $48,000 ("First Vis Vires Note"), which matures on June 8, 2016. The principal and interest is convertible into shares of common stock at the discretion of the note holder at a price equal to the greater of fifty eight percent (58%) of the average of the three (3) lowest closing bid prices over the 10 days prior to conversion, or a fixed rate of $0.00001 per share. The note includes various prepayment penalties ranging from 112% through 130%, and default provisions of 150% of the then outstanding principal and interest, and an interest rate of 22% thereafter. The debt holder is limited to owning 4.99% of the Company's issued and outstanding shares. The Company must at all times reserve at least 20,250,000 shares of common stock for potential conversions.	48,000	-

On September 2, 2015, the Company received net proceeds of $50,000 in exchange for a non-interest bearing, unsecured convertible promissory note with a face value of $55,000 ("First JMJ Note"), which matures on September 1, 2016, as part of a larger financing agreement that enables the Company to draw total proceeds of $250,000 at the discretion of the lender. The principal and interest is convertible into shares of common stock at the discretion of the note holder at a price equal to the greater of sixty percent (60%) of the lowest trading price of the Company's common stock over the twenty five (25) trading days prior to the conversion request date, or a fixed rate of $0.00005 per share, as amended within the original promissory note on September 8, 2015 (In the case that conversion shares are not deliverable by DWAC an additional 10% discount will apply; and if the shares are ineligible for deposit into the DTC system and only eligible for Xclearing deposit an additional 5% discount shall apply; in the case of both an additional cumulative 15% discount shall apply). The note carries a one-time twelve percent (12%) of principal interest charge in the event of default, and the debt holder is limited to owning 4.99% of the Company's issued and outstanding shares. The promissory note carries a $5,000 Original Issue Discount that is being amortized over the life of the loan on the straight line method, which approximates the effective interest method. The Company reserved at least 24 million shares of common stock for potential conversions.	55,000	-

On February 24, 2015, we entered into a Securities Purchase Agreement with Adar Bays, LLC ("Adar Bays"), pursuant to which we sold to Adar Bays an 8% Convertible Promissory Note in the original principal amount of $44,100.00 (the "First Adar Note"). The Note has a maturity date of February 24, 2016, and is convertible after 180 days into our common stock at the higher of (i) $0.001 cents per share or (ii) 70% of the average of the two (2) lowest closing prices of our common stock for the fifteen (15) trading days prior to receipt of a conversion notice from Adar Bays. The shares of common stock issuable upon conversion of the Note will be restricted securities as defined in Rule 144 promulgated under the Securities Act of 1933. The Note can be prepaid by us at a premium as follows:

(a) between 1 and 30 days after issuance – 115% of the principal amount;

(b) between 31 and 60 days after issuance – 121% of the principal amount;

(c) between 61 and 90 days after issuance – 127% of the principal amount;

(d) between 91 and 120 days after issuance – 133% of the principal amount;

(e) between 121 and 150 days after issuance – 139% of the principal amount; and

(f) between 151 and 180 days after issuance – 140% of the principal amount.

There is no right to pre-payment after 180 days. The purchase and sale of the Note closed on March 2, 2015, the date that the purchase price was delivered to us. The note holder elected to convert a total of $46,355, consisting of $44,100 of principal and $2,255 of interest, in exchange for 15,772,387 shares of common stock on various dates between September, 2015 and November 12, 2015.

	-	-

On January 30, 2015, we entered into a Securities Purchase Agreement with LG Capital Funding, LLC ("LG Capital"), pursuant to which we sold to LG Capital a 8% Convertible Promissory Note in the original principal amount of $82,687.00 (the " Second LG Note"). The Note has a maturity date of January 29, 2016, and is convertible after 180 days into our common stock at the higher of (i) $0.001 cents per share or (ii) 70% of the average of the two (2) lowest closing bid prices of our common stock for the fifteen (15) trading days prior to receipt of a conversion notice from LG Capital. The shares of common stock issuable upon conversion of the Note will be restricted securities as defined in Rule 144 promulgated under the Securities Act of 1933. The Note can be prepaid by us at a premium as follows:

(a) between 1 and 30 days after issuance – 115% of the principal amount;

(b) between 31 and 60 days after issuance – 121% of the principal amount;

(c) between 61 and 90 days after issuance – 126% of the principal amount;

(d) between 91 and 120 days after issuance – 132% of the principal amount;

(e) between 121 and 150 days after issuance – 138% of the principal amount; and

(f) between 151 and 180 days after issuance – 140% of the principal amount.

There is no right to pre-payment after 180 days. The purchase and sale of the Note closed on January 30, 2015, the date that the purchase price was delivered to us. The note holder elected to convert a total of $87,679, consisting of $82,687 of principal and $4,992 of interest, in exchange for a total of 23,099,120 shares of common stock on various dates between August 4, 2015 and December 15, 2015.

	-	-

On November 25, 2014, the Company received an unsecured loan from Typenex Co-Investment, LLC ("First Typenex Note") in the amount of $86,500, bearing interest at 10%, maturing on August 25, 2015, in exchange for net proceeds of $75,000 after the deduction of $4,000 of loan origination costs and an original issue discount ("OID") of $7,500. The Company also issued Typenex warrants to purchase 351,455 shares of common stock at a strike price of $0.18 per share over a five year term from the date of investment. The principal and interest is convertible into shares of common stock at the discretion of the note holder at the lesser of (i) $0.18 per share, or (ii) 70% (the "Conversion Factor") multiplied by the Market Price (as defined in the Note). If the Market Price of our common stock falls below $0.10 per share after the issuance of the Note, the Conversion Factor will automatically be reduced by 5% for all conversions completed while the Market Price is below $0.10 per share. Notwithstanding the foregoing, so long as no Event of Default has occurred, the Conversion Price shall be not less than $0.0001 (the "Conversion Floor"). For the avoidance of doubt, upon the occurrence of an Event of Default, the Conversion Floor shall not apply to any future Conversions and shall be of no further force or effect. The note can be prepaid upon notice to Typenex any time prior to the first conversion at a premium of 120% of the then outstanding balance of the Note. The note carries a default interest rate of 22% per annum. The note holder elected to convert a total of $93,354, consisting of $86,500 of principal and $6,854 of interest, in exchange for 17,852,380 shares of common stock on various dates between June 3, 2015 and December 1, 2015.	-	86,500

Total convertible notes payable	288,000	86,500
Less unamortized debt discounts:
Discount on beneficial conversion feature	210,230	32,137
Original issue discount	13,164	6,511
Discount on warrants	-	32,973
Convertible notes payable	64,606	14,879
Less: current portion	64,606	14,879
Convertible notes payable, less current portion	$-	$-

The Company recognized interest expense for the years ended December 31, 2015 and 2014, respectively, as follows:

	December 31,	December 31,
	2015	2014

Interest on convertible notes	$21,172	$721
Interest and penalties on related party loans	1,170	29,455
Amortization of loan origination costs	10,272	527
Amortization of beneficial conversion feature	118,918	4,882
Amortization of OID	14,384	989
Amortization of warrants	32,973	5,008
Total interest expense	$198,889	$41,582

In addition, the Company recognized and measured the embedded beneficial conversion feature present in the convertible debts by allocating a portion of the proceeds equal to the intrinsic value of the feature to additional paid-in-capital. The intrinsic value of the feature was calculated on the commitment date using the effective conversion price of the convertible debt. This intrinsic value is limited to the portion of the proceeds allocated to the convertible debt.

The aforementioned accounting treatment resulted in debt discounts equal to $318,048 and $82,500 during the years ended December 31, 2015 and 2014, respectively. The discount, including Original Issue Discounts of $21,037 and $7,500 and Warrant Discounts of $-0- and $37,981 during the years ended December 31, 2015 and 2014, respectively, is amortized on a straight line basis from the dates of issuance until the earlier of the stated redemption date of the debts, as noted above or the actual settlement date. During the years ended December 31, 2015 and 2014, the Company recorded debt amortization expense in the amount of $166,275 and $10,879, respectively, attributed to the aforementioned debt discounts.

The convertible notes, consisting of total original face values of $157,500 from Redwood Fund III Ltd., $48,000 from Vis Vires Group, Inc., $27,500 and $55,000 from JMJ Financial, $44,100 from Adar Bays, LLC, $82,687 from LG Capital Funding, LLC, and $86,500 from Typenex Co-Investment, LLC that created the beneficial conversion features carried a default provision that placed a "maximum share amount" on the note holder that can be owned as a result of the conversions to common stock by the note holder of 4.99% of the issued and outstanding shares of the Company.

First Redwood Convertible Note

On December 28, 2015, we entered into and received proceeds from a Securities Purchase Agreement with Redwood Management, LLC, pursuant to which we agreed to sell, and Redwood Management, LLC, pursuant to which we sold to Redwood Fund III Ltd. a 10% Convertible Promissory Note ("First Redwood Note") in the original principal amount of $157,500. The First Redwood Note has a maturity date of September 28, 2016, and is convertible after 90 days into our common stock at a conversion price equal to 60% of the lowest traded price of the common stock in the fifteen (15) trading days prior to the conversion date.

The shares of common stock issuable upon conversion of the First Redwood Note are restricted securities as defined in Rule 144 promulgated under the Securities Act of 1933. The issuance of the First Redwood Note was exempt from the registration requirements of the Securities Act of 1933 pursuant to Rule 506 of Regulation D promulgated thereunder. The purchaser was an accredited and sophisticated investor, familiar with our operations, and there was no solicitation.

The Company evaluated the First Redwood Note and determined that the shares issuable pursuant to the conversion option were determinate due to the Fixed Conversion Price and, as such, did not constitute a derivative liability. The beneficial conversion feature discount resulting from the conversion price of $0.03810 below the market price on December 28, 2015 of $0.0435 provided a value of $130,000, of which $1,418 and $-0- was amortized during the years ended December 31, 2015 and 2014, respectively.

Second JMJ Financial Convertible Note

On December 15, 2015, we entered into a Securities Purchase Agreement with JMJ Financial, pursuant to which we sold to JMJ Financial a 12% Convertible Promissory Note ("Second JMJ Note") in the original principal amount of $27,500. The Second JMJ Note has a maturity date of December 15, 2016, and is convertible after 180 days into our common stock at the higher of (i) $0.00005 cents per share or (ii) sixty percent (60%) of the lowest trading price of the Company's common stock over the twenty five (25) trading days prior to receipt of a conversion notice.

The shares of common stock issuable upon conversion of the Second JMJ Note are restricted securities as defined in Rule 144 promulgated under the Securities Act of 1933. The issuance of the Second JMJ Note was exempt from the registration requirements of the Securities Act of 1933 pursuant to Rule 506 of Regulation D promulgated thereunder. The purchaser was an accredited and sophisticated investor, familiar with our operations, and there was no solicitation.

The Company evaluated the Second JMJ Note and determined that the shares issuable pursuant to the conversion option were determinate due to the Fixed Conversion Price and, as such, did not constitute a derivative liability. The beneficial conversion feature discount resulting from the conversion price of $0.03262 below the market price on December 15, 2015 of $0.034 provided a value of $25,000, of which $1,096 and $-0- was amortized during the years ended December 31, 2015 and 2014, respectively.

Vis Vires Group, Inc. Convertible Note

On September 21, 2015, we received proceeds from a Securities Purchase Agreement we entered into on September 3, 2015 with VIS Vires Group, Inc., pursuant to which we sold to VIS Vires an 8% Convertible Promissory Note ("First VIS Vires Note") in the original principal amount of $48,000. The First VIS Vires Note has a maturity date of June 8, 2016, and is convertible after 180 days into our common stock at the higher of (i) $0.00001 cents per share or (ii) fifty eight percent (58%) of the average of the three (3) lowest closing bid prices over the 10 days prior to receipt of a conversion notice.

The shares of common stock issuable upon conversion of the First Vis Vires Note are restricted securities as defined in Rule 144 promulgated under the Securities Act of 1933. The issuance of the First Vis Vires Note was exempt from the registration requirements of the Securities Act of 1933 pursuant to Rule 506 of Regulation D promulgated thereunder. The purchaser was an accredited and sophisticated investor, familiar with our operations, and there was no solicitation.

The Company evaluated the First Vis Vires Note and determined that the shares issuable pursuant to the conversion option were determinate due to the Fixed Conversion Price and, as such, did not constitute a derivative liability. The beneficial conversion feature discount resulting from the conversion price of $0.00747 below the market price on September 21, 2015 of $0.016 provided a value of $39,448, of which $15,265 and $-0- was amortized during the years ended December 31, 2015 and 2014, respectively.

First JMJ Financial Convertible Note

On September 2, 2015, we entered into a Securities Purchase Agreement with JMJ Financial, pursuant to which we sold to JMJ Financial a 12% Convertible Promissory Note ("First JMJ Note") in the original principal amount of $55,000. The First JMJ Note has a maturity date of September 1, 2016, and is convertible after 180 days into our common stock at the higher of (i) $0.00005 cents per share or (ii) sixty percent (60%) of the lowest trading price of the Company's common stock over the twenty five (25) trading days prior to receipt of a conversion notice.

The shares of common stock issuable upon conversion of the First JMJ Note are restricted securities as defined in Rule 144 promulgated under the Securities Act of 1933. The issuance of the First JMJ Note was exempt from the registration requirements of the Securities Act of 1933 pursuant to Rule 506 of Regulation D promulgated thereunder. The purchaser was an accredited and sophisticated investor, familiar with our operations, and there was no solicitation.

The Company evaluated the First JMJ Note and determined that the shares issuable pursuant to the conversion option were determinate due to the Fixed Conversion Price and, as such, did not constitute a derivative liability. The beneficial conversion feature discount resulting from the conversion price of $0.0194 below the market price on September 2, 2015 of $0.032 provided a value of $50,000, of which $16,439 and $-0- was amortized during the years ended December 31, 2015 and 2014, respectively.

Adar Bays, LLC Convertible Note

On February 24, 2015, we entered into a Securities Purchase Agreement with Adar Bays, LLC, pursuant to which we sold to Adar Bays an 8% Convertible Promissory Note ("First Adar Bays Note") in the original principal amount of $44,100. The First Adar Bays Note has a maturity date of February 24, 2016, and is convertible after 180 days into our common stock at the higher of (i) $0.001 cents per share or (ii) 70% of the average of the two (2) lowest closing prices of our common stock for the fifteen (15) trading days prior to receipt of a conversion notice.

The shares of common stock issuable upon conversion of the First Adar Bays Note are restricted securities as defined in Rule 144 promulgated under the Securities Act of 1933. The issuance of the First Adar Bays Note was exempt from the registration requirements of the Securities Act of 1933 pursuant to Rule 506 of Regulation D promulgated thereunder. The purchaser was an accredited and sophisticated investor, familiar with our operations, and there was no solicitation.

The Company evaluated the First Adar Bays Note and determined that the shares issuable pursuant to the conversion option were determinate due to the Fixed Conversion Price and, as such, did not constitute a derivative liability. The beneficial conversion feature discount resulting from the conversion price of $0.0473 below the market price on February 24, 2015 of $0.14 provided a value of $20,420, of which $20,420 and $-0- was amortized during the years ended December 31, 2015 and 2014, respectively.

LG Capital Funding, LLC Convertible Note

On January 30, 2015, we entered into a Securities Purchase Agreement with LG Capital Funding, LLC, pursuant to which we sold to LG Capital an 8% Convertible Promissory Note ("Second LG Capital Note") in the original principal amount of $82,687. The Second LG Capital Note has a maturity date of January 29, 2016, and is convertible after 180 days into our common stock at the higher of (i) $0.001 cents per share or (ii) 70% of the average of the two (2) lowest closing prices of our common stock for the fifteen (15) trading days prior to receipt of a conversion notice.

The shares of common stock issuable upon conversion of the Second LG Capital Note are restricted securities as defined in Rule 144 promulgated under the Securities Act of 1933. The issuance of the Second LG Capital Note was exempt from the registration requirements of the Securities Act of 1933 pursuant to Rule 506 of Regulation D promulgated thereunder. The purchaser was an accredited and sophisticated investor, familiar with our operations, and there was no solicitation.

The Company evaluated the Second LG Capital Note and determined that the shares issuable pursuant to the conversion option were determinate due to the Fixed Conversion Price and, as such, did not constitute a derivative liability. The beneficial conversion feature discount resulting from the conversion price of $0.042 below the market price on January 30, 2015 of $0.14 provided a value of $32,143, of which $32,143 and $-0- was amortized during the years ended December 31, 2015 and 2014, respectively.

Typenex Co-Investment, LLC Convertible Note

On November 25, 2014, we entered into a Securities Purchase Agreement with Typenex Co-Investment, LLC, pursuant to which we sold to Typenex a 10% Convertible Promissory Note ("First Typenex Note") in the original principal amount of $86,500. The First Typenex Note has a maturity date of August 25, 2015, and is convertible into our common stock at the lesser of (i) $0.18 per share, or (ii) 70% (the "Conversion Factor") multiplied by the Market Price (as defined in the Note). If the Market Price of our common stock falls below $0.10 per share after the issuance of the Note, the Conversion Factor will automatically be reduced by 5% for all conversions completed while the Market Price is below $0.10 per share. Notwithstanding the foregoing, so long as no Event of Default has occurred, the Conversion Price shall be not less than $0.0001 (the "Conversion Floor"). For the avoidance of doubt, upon the occurrence of an Event of Default, the Conversion Floor shall not apply to any future Conversions and shall be of no further force or effect.

The shares of common stock issuable upon conversion of the First Typenex Note are restricted securities as defined in Rule 144 promulgated under the Securities Act of 1933. The issuance of the First Typenex Note is exempt from the registration requirements of the Securities Act of 1933 pursuant to Rule 506 of Regulation D promulgated thereunder. The purchaser was an accredited and sophisticated investor, familiar with our operations, and there was no solicitation.

The Company evaluated the First Typenex Note and determined that the shares issuable pursuant to the conversion option were determinate due to the Fixed Conversion Price and, as such, does not constitute a derivative liability. The beneficial conversion feature discount resulting from the conversion price of $0.1019 below the market price on November 25, 2014 of $0.225 provided a value of $37,019, of which $32,137 and $4,882 was amortized during the years ended December 31, 2015 and 2014, respectively.